Subsequent Events (Details Textual) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended					12 Months Ended
	Feb. 03, 2014	Nov. 05, 2013	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Apr. 15, 2014 Exchange Agreement [Member]	Mar. 12, 2014 Exchange Agreement [Member]	Jan. 01, 2014 Integration Partners-NY Corporation [Member] Subsequent Event [Member]	Jan. 01, 2014 Nahabedian Graf [Member] Subsequent Event [Member]	Apr. 15, 2014 Nahabedian Graf [Member] Subsequent Event [Member]	Dec. 31, 2014 Jadevaia [Member] Subsequent Event [Member]	Jan. 01, 2014 Jadevaia [Member] Subsequent Event [Member]	Feb. 03, 2014 RentVM Acquisition [Member} Subsequent Event [Member]	Apr. 15, 2014 MidMarket Debt [Member]	Mar. 12, 2014 MidMarket Debt [Member]	Dec. 31, 2013 MidMarket Debt [Member] Subsequent Event [Member]	Dec. 31, 2013 MidMarket Debt [Member] Subsequent Event [Member] Dominion Capital LLC [Member]	Dec. 31, 2013 MidMarket Debt [Member] Subsequent Event [Member] 31 Group LLC [Member]
Subsequent Events (Textual)
Business acquisitions cost of aggregate cash paid									$ 12,509,747				$ 1,000,000
Business acquisition cost of acquired entity promissory notes												6,254,873
Issuance of shares pursuant to acquisition, Shares												45,676	400,000
Escrow deposits related to acquisition												941,594
Common stock shares placed in escrow												47,080	68,399
Common stock, conversion price												$ 16.99
Common stock trading price, description												Company's common stock is trading at a price greater than or equal to $16.99 for ten consecutive trading days.
Purchase agreement, additional consideration description								As additional earn-out consideration, pursuant to the terms of the IPC Agreement, as amended, the Company will pay to Mr. Jadevaia an amount equal to (i) the product of 0.6 multiplied by the EBITDA of IPC for the 12-month period beginning on January 1, 2014 (the "Forward EBITDA"), plus (ii) in the event that the Forward EBITDA exceeds the closing trailing-twelve-month EBITDA by 5.0% or more, an amount equal to 2.0 multiplied by this difference, which amount will be payable in cash or, at the Company's election, shares of the Company's common stock.
Accrues interest rate											8.00%
Escrow shares to cover personal tax liabilities	25.00%
Shares issued to the sellers		1,250,000											331,601
Shares issued to the sellers, value			2,808,820										1,000,000	16,921,177		14,010,885
Shares issued to the sellers, per share													$ 14.62			$ 11.87
Common stock, shares issued			8,558,631	10,863,889	489,018					765,849						1,180,361	561,197	519,164
Conversion price per share						$ 5.35	$ 10.50									$ 10.50
Unpaid interest under loans																$ 276,575
Weighted average of common stock description																The Exchange Agreement further provides that if 85% of the volume weighted average price of the Company's common stock on April 8, 2014 is less than $10.50, the Company shall issue an additional number of shares of the Company's common stock such that average conversion price of the MidMarket Loans is such lower price.
Aggregate additional shares issued						765,849
Term of warrants						3 years
Number of shares issued under warrants						225,000
Fair value of Company's common stock														$ 5.35	$ 11.87